Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	Pacific Global ETF Trust
Entity Central Index Key	0001747688
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2020
Document Effective Date	Jul. 30, 2020
Prospectus Date	Dec. 27, 2019
Pacific Global Senior Loan ETF | Pacific Global Senior Loan ETF
Prospectus:
Trading Symbol	FLRT